SP MidCap 400 Pure Growth Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	14.82%
S&P MidCap 400® Pure Growth Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	9.10%	6.21%	8.68%
SP MidCap 400 Pure Growth Fund
Prospectus [Line Items]
Average Annual Return, Percent		7.18%	4.39%	6.85%

[1]	The S&P 500® Index is a broad-based index that includes 500 leading companies and covers approximately 80% of available market capitalization. The Index is widely regarded as the best single gauge of large-cap U.S. equities.
[2]	The S&P MidCap 400® Pure Growth Index includes only those components of the S&P MidCap 400® Index that exhibit strong growth characteristics (measured using sales growth, the ratio of earnings change to price, and momentum), and weights them by growth score. The S&P MidCap 400® Index is an index designed to measure the performance of 400 mid-sized companies, reflecting the distinctive risk and return characteristics of this market segment. The S&P MidCap 400® Index provides investors with a benchmark for mid-sized companies.